Loans and Borrowings - Summary of Contractual Terms of Corporation's Loans and Borrowings (Parenthetical) (Details)	12 Months Ended
	Mar. 31, 2021	Feb. 10, 2021 USD ($)	Mar. 31, 2020 CAD ($)
Revolving facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility maximum borrowing capacity			$ 5,000,000
Promissory Note
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans and borrowings, principal amount		$ 10,000,000
Loans and borrowings, simple interest rate		10.00%
Loans and borrowings, interest payable description	The outstanding principal balance bears simple interest at the rate of 10.0% per annum, payable quarterly in arrears on the last day of each fiscal quarter during the term, commencing March 31, 2021.
Loans and borrowings, payable date	February 1, 2024